Long-Term Debt, Net - Summary Of Total Debt Is Recorded On The Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total debt, gross		$ 28,684
Southern Airways Corporation
Short-Term Debt [Line Items]
Total debt, gross	$ 22,182	24,445	$ 4,015
Due to related party (See Note 18, Related Party Transactions)	6,532	4,239	4,938
Total debt, gross	$ 28,714	$ 28,684	$ 8,953